Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 359,767	$ 363,603
Cost of sales [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	357,924	361,827
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 1,843	$ 1,776